Supplementary Oil And Gas Information	12 Months Ended
Dec. 31, 2015
Supplementary Oil And Gas Information [Abstract]
Supplementary Oil And Gas Information

27.Supplementary Oil and Gas Information (unaudited)

STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS AND CHANGES THEREIN

In calculating the standardized measure of discounted future net cash flows, constant price and cost assumptions were applied to Encana’s annual future production from proved reserves to determine cash inflows. Future production and development costs assume the continuation of existing economic, operating and regulatory conditions.  Future income taxes are calculated by applying statutory income tax rates to future pre-tax cash flows after provision for the tax cost of the oil and natural gas properties based upon existing laws and regulations. The discount was computed by application of a 10 percent discount factor to the future net cash flows. The calculation of the standardized measure of discounted future net cash flows is based upon the discounted future net cash flows prepared by Encana’s independent qualified reserves evaluators in relation to the reserves they respectively evaluated, and adjusted to the extent provided by contractual arrangements, such as price risk management activities, in existence at year end and to account for asset retirement obligations and future income taxes.

Encana cautions that the discounted future net cash flows relating to proved oil and gas reserves are an indication of neither the fair market value of Encana’s oil and gas properties, nor the future net cash flows expected to be generated from such properties. The discounted future net cash flows do not include the fair market value of exploratory properties and probable or possible oil and gas reserves, nor is consideration given to the effect of anticipated future changes in oil and natural gas prices, development, asset retirement and production costs, and possible changes to tax and royalty regulations. The prescribed discount rate of 10 percent may not appropriately reflect future interest rates.

NET PROVED RESERVES (1, 2)

(12-MONTH AVERAGE TRAILING PRICES; AFTER ROYALTIES)

	Natural Gas (Bcf)			Oil (MMbbls)			NGLs (MMbbls)
	Canada	United States	Total	Canada	United States	Total	Canada	United States	Total
2013
Beginning of year	4,550	4,242	8,792	13.0	46.0	59.0	88.6	62.4	151.0
Revisions and improved recovery (3)	(256)	(362)	(618)	2.6	(1.2)	1.4	(9.6)	(16.1)	(25.7)
Extensions and discoveries	499	482	981	11.5	14.3	25.8	16.7	13.3	30.0
Purchase of reserves in place	-	7	7	-	0.5	0.5	-	0.1	0.1
Sale of reserves in place	(295)	(1)	(296)	-	-	-	(1.5)	(0.1)	(1.6)
Production	(523)	(491)	(1,014)	(4.3)	(5.1)	(9.4)	(6.8)	(3.5)	(10.3)
End of year	3,975	3,877	7,852	22.8	54.5	77.3	87.4	56.1	143.5
Developed	2,744	2,619	5,363	16.5	31.1	47.6	44.6	24.1	68.7
Undeveloped	1,231	1,258	2,489	6.3	23.4	29.7	42.8	32.0	74.8
Total	3,975	3,877	7,852	22.8	54.5	77.3	87.4	56.1	143.5

2014
Beginning of year	3,975	3,877	7,852	22.8	54.5	77.3	87.4	56.1	143.5
Revisions and improved recovery (4)	250	(511)	(261)	(5.0)	(2.7)	(7.7)	10.9	(2.6)	8.3
Extensions and discoveries	385	493	879	4.7	21.4	26.1	22.3	8.8	31.1
Purchase of reserves in place	6	234	240	-	148.2	148.2	0.1	52.9	53.0
Sale of reserves in place	(885)	(1,473)	(2,358)	(6.6)	(14.2)	(20.8)	(45.5)	(20.0)	(65.4)
Production	(503)	(355)	(858)	(5.0)	(13.1)	(18.0)	(8.6)	(5.0)	(13.6)
End of year	3,229	2,265	5,494	10.9	194.1	205.0	66.6	90.2	156.7
Developed	2,282	1,606	3,887	8.2	112.3	120.5	31.6	53.4	85.0
Undeveloped	947	660	1,607	2.8	81.8	84.5	34.9	36.8	71.7
Total	3,229	2,265	5,494	10.9	194.1	205.0	66.6	90.2	156.7

2015
Beginning of year	3,229	2,265	5,494	10.9	194.1	205.0	66.6	90.2	156.7
Revisions and improved recovery (5)	(801)	(342)	(1,144)	(0.9)	(73.6)	(74.6)	(14.8)	(41.1)	(55.9)
Extensions and discoveries	313	159	472	-	68.4	68.4	19.8	24.9	44.7
Purchase of reserves in place	-	-	-	-	-	-	-	-	-
Sale of reserves in place	(434)	(728)	(1,163)	(1.6)	(1.2)	(2.8)	(0.4)	(3.6)	(4.0)
Production	(354)	(241)	(596)	(2.0)	(29.7)	(31.8)	(8.3)	(8.6)	(16.9)
End of year	1,952	1,112	3,064	6.4	157.9	164.3	62.8	61.7	124.5
Developed	1,295	928	2,223	5.0	91.6	96.6	31.8	37.8	69.5
Undeveloped	657	184	841	1.3	66.3	67.7	31.0	24.0	55.0
Total	1,952	1,112	3,064	6.4	157.9	164.3	62.8	61.7	124.5

* Numbers may not add due to rounding

Notes:

(1)Definitions:

a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests.

b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations.

c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well.

d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

(2)Encana does not file any estimates of total net proved natural gas, oil and NGLs reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.

(3)    In 2013, revisions and improved recovery of natural gas included a reduction of 2,872 Bcf due to lower proved undeveloped reserves bookings, partially offset by additions of 2,233 Bcf due to significantly higher 12-month average trailing natural gas prices and minor positive revisions.

(4)    In 2014, revisions and improved recovery of natural gas included a reduction of 520 Bcf due to changes in the proved undeveloped reserves bookings in the U.S.

(5)    In 2015, revisions and improved recovery of natural gas included a reduction of 1,106 Bcf due to a significantly lower 12-month average trailing natural gas price.  Revisions and improved recovery of oil and NGLs included reductions of 59.9 MMbbls and 52.6 MMbbls, respectively, due to significantly lower 12-month average trailing oil and NGL prices.

12-MONTH AVERAGE TRAILING PRICES

The following reference prices were utilized in the determination of reserves and future net revenue:

	Natural Gas		Oil & NGLs
	Henry Hub ($/MMBtu)	AECO (C$/MMBtu)	WTI ($/bbl)	Edmonton Light Sweet (C$/bbl)

Reserves Pricing (1)
2013	3.67	3.14	96.94	93.44
2014	4.34	4.63	94.99	96.40
2015	2.58	2.69	50.28	58.82
(1)	All prices were held constant in all future years when estimating net revenues and reserves.

STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	Canada			United States
	2015	2014	2013	2015	2014	2013

Future cash inflows	6,284	19,255	19,039	9,462	26,742	17,217
Less future:
Production costs	3,800	7,456	7,377	3,959	6,673	4,484
Development costs	1,725	3,276	4,515	3,092	4,087	3,982
Income taxes	-	1,727	652	-	2,886	1,615
Future net cash flows	759	6,796	6,495	2,411	13,096	7,136
Less 10% annual discount for estimated timing of cash flows	122	2,320	1,836	984	6,015	2,978
Discounted future net cash flows	637	4,476	4,659	1,427	7,081	4,158

	Total
	2015	2014	2013

Future cash inflows	15,746	45,997	36,256
Less future:
Production costs	7,759	14,129	11,861
Development costs	4,817	7,363	8,497
Income taxes	-	4,613	2,267
Future net cash flows	3,170	19,892	13,631
Less 10% annual discount for estimated timing of cash flows	1,106	8,335	4,814
Discounted future net cash flows	2,064	11,557	8,817

CHANGES IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	Canada			United States
	2015	2014	2013	2015	2014	2013

Balance, beginning of year	4,476	4,659	3,002	7,081	4,158	3,015
Changes resulting from:
Sales of oil and gas produced during the period	(969)	(2,120)	(1,649)	(1,250)	(1,746)	(1,490)
Discoveries and extensions, net of related costs	109	827	725	504	1,429	633
Purchases of proved reserves in place	-	9	-	-	3,052	16
Sales and transfers of proved reserves in place	(674)	(1,320)	(304)	(1,604)	(1,902)	(2)
Net change in prices and production costs	(3,094)	1,777	2,703	(3,266)	2,567	1,891
Revisions to quantity estimates	(1,355)	314	(178)	(2,183)	(616)	(324)
Accretion of discount	565	515	311	834	503	333
Previously estimated development costs incurred,
net of change in future development costs	435	532	417	263	(3)	708
Other	(32)	(36)	14	(210)	24	(68)
Net change in income taxes	1,176	(681)	(382)	1,258	(385)	(554)
Balance, end of year	637	4,476	4,659	1,427	7,081	4,158

	Total
	2015	2014	2013

Balance, beginning of year	11,557	8,817	6,017
Changes resulting from:
Sales of oil and gas produced during the period	(2,219)	(3,866)	(3,139)
Discoveries and extensions, net of related costs	613	2,256	1,358
Purchases of proved reserves in place	-	3,061	16
Sales and transfers of proved reserves in place	(2,278)	(3,222)	(306)
Net change in prices and production costs	(6,360)	4,344	4,594
Revisions to quantity estimates	(3,538)	(302)	(502)
Accretion of discount	1,399	1,018	644
Previously estimated development costs incurred,
net of change in future development costs	698	529	1,125
Other	(242)	(12)	(54)
Net change in income taxes	2,434	(1,066)	(936)
Balance, end of year	2,064	11,557	8,817

RESULTS OF OPERATIONS

	Canada			United States
	2015	2014	2013	2015	2014	2013

Oil and gas revenues, net of royalties, transportation	1,168	2,475	2,068	1,911	2,244	2,041
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	199	355	419	661	498	551
Depreciation, depletion and amortization	305	625	601	1,088	992	818
Impairments	-	-	-	6,473	-	-
Operating income (loss)	664	1,495	1,048	(6,311)	754	672
Income taxes	179	376	264	(2,285)	273	243
Results of operations	485	1,119	784	(4,026)	481	429

	Total
	2015	2014	2013

Oil and gas revenues, net of royalties, transportation	3,079	4,719	4,109
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	860	853	970
Depreciation, depletion and amortization	1,393	1,617	1,419
Impairments	6,473	-	-
Operating income (loss)	(5,647)	2,249	1,720
Income taxes	(2,106)	649	507
Results of operations	(3,541)	1,600	1,213

CAPITALIZED COSTS

	Canada			United States
	2015	2014	2013	2015	2014	2013

Proved oil and gas properties	14,866	18,271	25,003	25,723	24,279	26,529
Unproved oil and gas properties	334	478	598	5,282	5,655	470
Total capital cost	15,200	18,749	25,601	31,005	29,934	26,999
Accumulated DD&A	14,170	16,566	23,012	23,822	16,260	22,074
Net capitalized costs	1,030	2,183	2,589	7,183	13,674	4,925

	Other			Total
	2015	2014	2013	2015	2014	2013

Proved oil and gas properties	58	65	71	40,647	42,615	51,603
Unproved oil and gas properties	-	-	-	5,616	6,133	1,068
Total capital cost	58	65	71	46,263	48,748	52,671
Accumulated DD&A	58	65	71	38,050	32,891	45,157
Net capitalized costs	-	-	-	8,213	15,857	7,514

COSTS INCURRED

	Canada			United States (1,2)
	2015	2014	2013	2015	2014	2013

Acquisitions
Unproved	2	15	26	15	5,452	111
Proved	7	6	2	12	5,008	45
Total acquisitions	9	21	28	27	10,460	156
Exploration costs	3	10	22	3	38	412
Development costs	377	1,216	1,343	1,844	1,247	871
Total costs incurred	389	1,247	1,393	1,874	11,745	1,439

	Total (1,2)
	2015	2014	2013

Acquisitions
Unproved	17	5,467	137
Proved	19	5,014	47
Total acquisitions	36	10,481	184
Exploration costs	6	48	434
Development costs	2,221	2,463	2,214
Total costs incurred	2,263	12,992	2,832
(1)	2014 Unproved includes $5,338 million from the acquisition of Athlon.
(2)	2014 Proved includes $2,127 million from the acquisition of Athlon.

COSTS NOT SUBJECT TO DEPLETION OR AMORTIZATION

Upstream costs in respect of significant unproved properties are excluded from the country cost centre’s depletable base as follows:

As at December 31	2015	2014

Canada	$334	$478
United States	5,282	5,655
	$5,616	$6,133

The following is a summary of the costs related to Encana’s unproved properties as at December 31, 2015:

	2015	2014	2013	Prior to 2013	Total

Acquisition Costs	$27	$5,207	$30	$223	$5,487
Exploration Costs	8	50	38	33	129
	$35	$5,257	$68	$256	$5,616

Ultimate recoverability of these costs and the timing of inclusion within the applicable country cost centre’s depletable base is dependent upon either the finding of proved natural gas and liquids reserves, expiration of leases or recognition of impairments.  Acquisition costs primarily include costs incurred to acquire or lease properties.  Exploration costs primarily include costs related to geological and geophysical studies and costs of drilling and equipping exploratory wells.